UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10077
                                                    --------------------
                             UBS Redwood Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                          --------------

                      Date of fiscal year end: December 31
                                             -------------
             Date of reporting period: July 1, 2003 - June 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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
                                                         PROXY VOTING RECORD

                                              FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

ACCOUNT -  PW REDWOOD FUND, LLC
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BRADLEY PHARMACEUTICALS, INC.                                     BDY                                ANNUAL MEETING DATE: 08/13/2003
ISSUER: 104576           CITY:                                                              HOLDINGS RECONCILIATION DATE: 06/27/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 08/13/2003
SEDOL:
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VOTE GROUP: GLOBAL
AGENDA: 932026974 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                 For            For    DIRECTOR

NATIONAL SEMICONDUCTOR CORPORATION                                NSM                                ANNUAL MEETING DATE: 09/26/2003
ISSUER: 637640           CITY:                                                              HOLDINGS RECONCILIATION DATE: 08/14/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 09/26/2003
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------
VOTE GROUP: GLOBAL
AGENDA: 932038258 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
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         01                                For    DIRECTOR

                            For                   BRIAN L. HALLA
                            For                   STEVEN R. APPLETON
                          Withheld                GARY P. ARNOLD
                            For                   RICHARD J. DANZIG
                            For                   ROBERT J. FRANKENBERG
                            For                   E. FLOYD KVAMME
                            For                   MODESTO A. MAIDIQUE
                            For                   EDWARD R. MCCRACKEN

         02                 For            For    TO APPROVE KPMG LLP AS AUDITORS OF THE COMPANY.

         03                 For            For    TO APPROVE THE ADOPTION OF THE 2003 EMPLOYEES STOCK
                                                  PURCHASE PLAN.

UNITEDGLOBALCOM, INC.                                             UCOMA                              ANNUAL MEETING DATE: 09/30/2003
ISSUER: 913247           CITY:                                                              HOLDINGS RECONCILIATION DATE: 08/04/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 09/30/2003
SEDOL:
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VOTE GROUP: GLOBAL
AGENDA: 932044237 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                                For    DIRECTOR

                            For                   JOHN W. DICK
                          Withheld                TINA M. WILDES

         02                Against         For    APPROVAL OF UNITEDGLOBALCOM, INC. EQUITY INCENTIVE
                                                  PLAN.

CREE, INC.                                                        CREE                               ANNUAL MEETING DATE: 10/28/2003
ISSUER: 225447           CITY:                                                              HOLDINGS RECONCILIATION DATE: 09/04/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 10/28/2003
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------
VOTE GROUP: GLOBAL
AGENDA: 932051016 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                                For    DIRECTOR

                            For                   F. NEAL HUNTER
                            For                   CHARLES M. SWOBODA
                            For                   JOHN W. PALMOUR, PH.D.
                          Withheld                DOLPH W. VON ARX
                          Withheld                JAMES E. DYKES
                          Withheld                WILLIAM J. O'MEARA
                          Withheld                ROBERT J. POTTER, PH.D.

DIGENE CORPORATION                                                DIGE                               ANNUAL MEETING DATE: 10/30/2003
ISSUER: 253752           CITY:                                                              HOLDINGS RECONCILIATION DATE: 09/09/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 10/30/2003
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------
VOTE GROUP: GLOBAL
AGENDA: 932052640 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                 For            For    DIRECTOR

         02               Against          For    APPROVAL OF THE AMENDMENT TO THE COMPANY S AMENDED
                                                  AND RESTATED 1999 INCENTIVE PLAN.

IMMUCOR, INC.                                                     BLUD                               ANNUAL MEETING DATE: 11/14/2003
ISSUER: 452526           CITY:                                                              HOLDINGS RECONCILIATION DATE: 10/06/2003
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 11/14/2003
SEDOL:
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VOTE GROUP: GLOBAL
AGENDA: 932057575 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                                For    DIRECTOR

                          Withheld                RALPH A. EATZ
                          Withheld                EDWARD L. GALLUP
                          Withheld                DR GIOACCHINO DECHIRICO
                             For                  JOSEPH E. ROSEN
                             For                  ROSWELL S. BOWERS
                             For                  DR. MARK KISHEL
                             For                  JOHN A. HARRIS

         02                  For           For    2003 STOCK OPTION PLAN: TO APPROVE THE IMMUCOR, INC.
                                                  2003 STOCK OPTION PLAN.

         03                Against         For    IN THEIR DISCRETION, UPON SUCH OTHER MATTERS AS MAY
                                                  PROPERLY COME BEFORE THE ANNUAL MEETING OF SHAREHOLDERS
                                                  OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.

ANALOG DEVICES, INC.                                              ADI                                ANNUAL MEETING DATE: 03/09/2004
ISSUER: 032654           CITY:                                                              HOLDINGS RECONCILIATION DATE: 01/16/2004
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 03/09/2004
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------
VOTE GROUP: GLOBAL
AGENDA: 932089940 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                 For            For    DIRECTOR

         02                 For            For    TO APPROVE AN AMENDMENT TO THE COMPANY S RESTATED
                                                  ARTICLES OF ORGANIZATION TO INCREASE THE NUMBER OF
                                                  AUTHORIZED SHARES OF COMMON STOCK FROM 600,000,000
                                                  SHARES TO 1,200,000,000 SHARES.

         03                 For            For    TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
                                                  COMPANY S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
                                                  ENDING OCTOBER 30, 2004.

CYPRESS SEMICONDUCTOR CORPORATION                                 CY                                 ANNUAL MEETING DATE: 04/19/2004
ISSUER: 232806           CITY:                                                              HOLDINGS RECONCILIATION DATE: 03/01/2004
ISIN:                    COUNTRY: UNITED STATES                                                       VOTE DEADLINE DATE: 04/19/2004
SEDOL:
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VOTE GROUP: GLOBAL
AGENDA: 932110062 -MANAGEMENT

  Proposal Number        Vote Cast         MRV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
         01                 For            For    DIRECTOR

         02               Against          For    PROPOSAL TO APPROVE THE ADOPTION OF THE 1994 STOCK
                                                  PLAN (AS AMENDED AND RESTATED).

         03                 For            For    PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
                                                  LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR
                                                  FISCAL YEAR 2004.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                          UBS Redwood Fund L.L.C.
          ----------------------------------------------------------------------




By (Signature and Title)*           /s/ Mitchell Tanzman
                         -------------------------------------------------------
                                    Mitchell Tanzman, Chief Executive Officer
                                    (Principal Executive Officer)

Date                       August 13, 2004
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.